June 7, 2005

BY EDGAR AND HAND DELIVERY

Mr. William C-L Friar
Senior Financial Analyst
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Western Alliance Bancorporation Registration Statement on Form S-1 Filed April 28, 2005 File No. 333-124406

Dear Mr. Friar:

     On behalf of Western Alliance Bancorporation (the “Company”), we are forwarding for filing with the Securities and Exchange Commission Amendment No. 1 to the Company’s Registration Statement on Form S-1 (SEC Registration No. 333-124406). Amendment No. 1 reflects changes made in response to the staff’s letter of comment dated May 27, 2005 (the “Comment Letter”), as well as certain other updates. A copy of Amendment No. 1, which is marked to show changes from the initial Registration Statement filed with the Commission on April 28, 2005, will be hand delivered to the staff.

     The Company’s responses to the Comment Letter are set forth below, with each paragraph numbered to correspond to the numbered comment set forth in the Comment Letter. Capitalized terms used but not defined in this letter have the definitions set forth in Amendment No. 1.

Mr. William C-L Friar
June 7, 2005

Prospectus Cover Page

1.	We note that pricing information has not been provided in the filing. Please confirm supplementally that you will not be distributing the prospectus in preliminary form until this information is included. Also please be aware that when a completed prospectus is filed with the staff with such basic information as pricing information, capitalization, dilution etc., it may take us a substantial amount of additional time to review your document and we may have numerous additional comments and the additional comments may be material.

Response: The Company advises the staff that pricing information has been included in Amendment No. 1.

Western Alliance Bancorporation – page 1

2.	Here and elsewhere where lists are provided in the text, we assume that the list are provide in the order of importance to the company. We note, for example, the second line reference to non-profit organizations directly after locally owned businesses. We assume that management views local non-profit organizations as their second most import group of customers.

Response: The Company has revised the disclosure to place items in order of importance. Please see the revised disclosure on pages 1, 21 and 61 of the Prospectus.

3.	Please quantify your focus on commercial lending. We note that commercial lending of different types appears to represent some 90% of your loan portfolio.

Response: The Company has revised the disclosure to respond to the staff’s comment. Please see the revised disclosure on pages 1 and 61 of the Prospectus.

4.	Please consider including the influence of your local economic environment in the second paragraph where you discuss the reasons for your success. We note the market information on page 3.

Mr. William C-L Friar
June 7, 2005

Response: The Company has revised the disclosure to respond to the staff’s comment. Please see the revised disclosure on pages 1 and 61 of the Prospectus.

5.	Please delete the compounded growth information in the fourth paragraph. You may replace this with information with annual information for the same period, which we believe gives more precise information to shareholders.

Response: The Company has revised the disclosure to respond to the staff’s comment. Please see the revised disclosure on pages 1 and 61 of the Prospectus.

Our Strategy – page 2

6.	Clarify that it is the opinion of management that these factors are the basis for your success. Clarify elsewhere in the prospectus, such as in the second sentence of the first full paragraph on page 3, when information is your company’s opinion.

Response: The Company has revised the disclosure to respond to the staff’s comment. Please see the revised disclosure on pages 2, 3, 61 and 62 of the Prospectus.

7.	We note that 42.7% of your deposit base is non-interest bearing. Given the significance of this figure, please briefly describe this deposit base here. In addition, elsewhere in the prospectus where appropriate, please describe in more detail the types of customers who are making these deposits, the size of their deposits and any other material aspects of this deposit base. Also discuss the possible effect on this deposit base and company operations that might result if there is a significant increase in interest rates.

Response: The Company has revised the disclosure to respond to the staff’s comment. Please see the revised disclosure on pages 3, 11, 63 and 71 of the Prospectus.

8.	We note the loan-to-deposit ratio of 67.7%. Please summarize management’s operational thinking about this situation. Where appropriate in the body of the text, please discuss this situation in detail, including the reasons for it, its consequences and whether it is the desired level of lending. If it is not the desired level, please quantify at what level you would prefer it to be, if known.

Mr. William C-L Friar
June 7, 2005

Response: The Company has revised the disclosure to respond to the staff’s comment. Please see the revised disclosure on pages 3 and 62 of the Prospectus.

Our Market Areas – page 3

9.	Please quantify the level of growth expected between 2004 and 2009 and for the same four year period on a look back basis.

Response: The Company has revised the disclosure to respond to the staff’s comment. Please see the revised disclosure on pages 3 and 64 of the prospectus.

10.	Please identify any underlying factors that have materially contributed to the rapid growth in the Las Vegas area and address this more fully in the body of the text on page 54.

Response: The Company has revised the disclosure to respond to the staff’s comment. Please see the revised disclosure on pages 3 and 64 of the Prospectus.

Use of Proceeds – page 4

11.	Given the significant liquidity position of the company, please further explain the underlying reasons for the offering. If a significant portion of the funds will be used to open new branches, please discuss. We note the disclosure elsewhere that your company intends to open 9 new branches in the next 18 months. Please discuss the anticipated cost to open these branches or the average historical cost to open a new branch. If another reason for the offering at this time is to increase capital levels to ensure compliance with capital level requirements, please discuss.

Response: The Company has revised the disclosure to respond to the staff’s comment. Please see the revised disclosure on pages 5, 18 and 25 of the Prospectus.

Mr. William C-L Friar
June 7, 2005

Mr. Sarver’s involvement in outside business . . . – page 11

12.	Here or elsewhere, please quantify the percentage of Mr. Sarver’s time that he spends on the company’s business.

Response: The Company hereby advises the staff that it is not possible to quantify the exact percentage of time that Mr. Sarver devotes to the Company’s business activities. However, the Company notes that Mr. Sarver devotes a substantial majority of his business time to the Company’s business. The Company has revised the disclosure accordingly. Please see the revised disclosure on page 12 of the Prospectus.

Terrorist attacks . . . – page 12

13.	A number of your risk factors do not seem to describe a risk, or if it is a risk, it is not particular to your company. Where you include generic type risks, please either explain how they relate specifically to your company or consider deleting them. Note, for example, at this risk factor, the next, the first and last on page 13 and the first and last on page 14. For example, the discussion on page 14 pertaining to dilution is a fact as will be discussed on page 20, and does not seem to be risk.

Response: The Company has revised the disclosure to respond to the staff’s comment. Specifically, the Company has deleted all of the above-referenced risk factors except for the last one on page 14 concerning “anti-takeover” provisions. The Company believes that the discussion in the second paragraph under this risk factor discusses how this risk relates specifically to the Company.

“Anti-takeover” provisions . . . – page 14

14.	Please directly relate this risk to the percentage of shares owned by officers and directors discussed on page 16.

Response: The Company has revised the disclosure to respond to the staff’s comment. Please see the revised disclosure on page 15 of the Prospectus.

Mr. William C-L Friar
June 7, 2005

We will retain broad discretion . . . – page 16

15.	Considering the current liquidity position of the company, consider discussing the amount of time in it may take to effectively deploy the proceeds from this offering. As warranted, discuss the possibility that the offering may lower the company’s return on equity and earnings per share figures.

Response: The Company has revised the disclosure to respond to the staff’s comment. Please see the revised disclosure on page 16 of the Prospectus.

Management’s Discussion and Analysis of Financial Condition and Results of Operations Non-Interest Expense – page 31

16.	Please revise here and in footnote 8, to clarify “analysis earnings credits paid to certain title company depositors.” Please include the following in your discussion:

a)	The nature of the relationship with the depositors.

b)	The nature of the costs.

c)	How the amounts are calculated.

d)	How you calculate “internal charges” which are referenced on page F-21.

e)	Your assessment of these costs on future operating results.

Response: The Company has revised the disclosure to respond to the staff’s comment. Please see the revised disclosure on pages 36 and F-20 of the Prospectus. The Company supplementally advises the staff that Under Regulation Q, Interest on Deposits, the Company is prohibited from paying interest on demand deposit accounts. Interest is defined as any payment to or for an account of any depositor as compensation for the use of funds constituting a deposit. The absorption or waiver of fees is not considered to be a payment of “interest.” Also, the Company may pay for certain services that are in direct relation to a specific title insurance account.

Several of the Company’s title insurance customers maintain large average balances with the Company’s subsidiary banks. These accounts are placed on monthly DDA analysis for review by bank management. This analysis provides a listing of each item processed, service rendered, and the charge associated with each item or service. The charges for items processed and services rendered is based upon an agreed schedule of fees between the customer and the bank.

Upon completion of this analysis, certain title company customers have a credit, and Regulation Q allows the bank to pay certain expenses on their behalf with this credit. This bank may not pay for any services on behalf of the title company which are rendered by any subsidary of the title company. Invoices are submitted directly to the bank by approved title company vendors.

Subordinated Debt – page 45

17.	Either here or in the financial statement footnotes, please revise to describe the premium to redeem the BankWest Nevada Capital Trust I trust preferred securities prior to July 25, 2001.

Mr. William C-L Friar
June 7, 2005

Response: The Company has revised the disclosure to respond to the staff’s comment. Please see the revised disclosure on page 53 of the Prospectus.

18.	Either here or in the financial statement footnotes, please revise to describe a “special event” and the price of redemption related to the BankWest Nevada Capital Trust I and II trust preferred securities.

Response: The Company has revised the disclosure to respond to the staff’s comment. Please see the revised disclosure on page 58 of the Prospectus.

Compensation of Directors – page 85

19.	Pease disclose how much was paid to each director or the number of in person meetings held and the number of telephonic meetings held.

Response: The Company has revised the disclosure to respond to the staff’s comment. Please see the revised disclosure on page 94 of the Prospectus.

Executive Compensation – page 86

20.	Please revise footnote (1) to reflect the consulting agreement from which Mr. Sarver benefited. We note the related disclosure at the bottom of page 92.

Response: The Company has revised the disclosure to respond to the staff’s comment. Please see the revised disclosure page 95 of the Prospectus.

Note 1 – Nature of Business and Summary of Significant Accounting Policies – page F-7

21.	Please revise to disclose your accounting policies for bank-owned life insurance, disclosing the face amount of bank-owned life insurance policies, any restrictions on the use of proceeds and the amount of any loans offset against cash surrender values. Also, revise the Business section to disclose the business reasons for purchasing these policies.

Response: The Company has revised the disclosure to respond to the staff’s comment. Please see the revised disclosure on pages 71 and F-9 of the Prospectus.

Mr. William C-L Friar
June 7, 2005

Note 10 – Junior Subordinated Debt – page F-22

22.	Please revise to state that the trusts are 100% owned finance subsidiaries of Western Alliance Bancorporation. Refer to Rule 3-10(b)(4) of Regulation S-X.

Response: The Company has revised the disclosure to respond to the staff’s comment. Please see the revised disclosure on page F-22 of the Prospectus.

Note 11 Commitments and Contingencies – page F-23

23.	Either here or in your summary of significant accounting policies, please revise to expand your discussion of your credit card guarantees. Include the following in your disclose:

a)	The nature of the relationship with your customers and the unrelated third party. For instance, is this service offered to all of your customers and for all credit card companies?

b)	The objective of the program.

c)	The amount of fees recognized for each period presented.

d)	How you account for such fees.

Response: The Company has revised the disclosure to respond to the staff’s comment. Please see the revised disclosure on page F-23 of the Prospectus.

General – Accounting

24.	Please provide an updated consent from your independent accountants in the pre-effective amendment.

Response: The Company has included an updated consent from its independent accountants. Please see Exhibit 23.1 to Amendment No. 1.

25.	To the extent the effectiveness of the registration statement is delayed, please update the financial statements under Rule 3-12 of Regulation S-X.

Mr. William C-L Friar
June 7, 2005

Response: The Company hereby advises the staff that the financial statements have been updated in Amendment No. 1.

* * * * * * * *

     If you have any questions or would like further information concerning the foregoing or Amendment No. 1, please do not hesitate to contact the undersigned at (202) 637-8575. Thank you for your assistance.

Sincerely,

/s/  Stuart G. Stein

Attachments

cc:	Robert Sarver Western Alliance Bancorporation